Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	34
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$51,437,287.29	0.1622627	$38,384,314.83	0.1210862	$13,052,972.46
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$238,287,287.29	0.2479963	$225,234,314.83	0.2344115	$13,052,972.46

Weighted Avg. Coupon (WAC)	5.33%		5.33%
Weighted Avg. Remaining Maturity (WARM)	30.14		29.29
Pool Receivables Balance	$287,023,122.08		$270,878,351.90
Remaining Number of Receivables	33,950		32,879

Adjusted Pool Balance	$282,341,003.92		$266,519,219.12

III. COLLECTIONS

Principal:
Principal Collections	$15,621,496.40
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$450,231.19
Total Principal Collections	$16,071,727.59

Interest:
Interest Collections	$1,249,717.94
Late Fees & Other Charges	$37,218.40
Interest on Repurchase Principal	$-
Total Interest Collections	$1,286,936.34

Collection Account Interest	$1,103.21
Reserve Account Interest	$377.22
Servicer Advances	$-

Total Collections	$17,360,144.36

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	34
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$17,360,144.36
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$17,360,144.36

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$239,185.94		$239,185.94	$239,185.94
Collection Account Interest					$1,103.21
Late Fees & Other Charges					$37,218.40
Total due to Servicer					$277,507.55

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$64,296.61		$64,296.61
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$445,782.03		$445,782.03	$445,782.03

Available Funds Remaining:					$16,636,854.78

3. Principal Distribution Amount:					$13,052,972.46

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$13,052,972.46
Class A-4 Notes		$-
Class A Notes Total:	13,052,972.46	$13,052,972.46
Total Noteholders Principal		$13,052,972.46

4. Available Amounts Remaining to reserve account			3,583,882.32

5. Trustee Expenses			0.00

6. Remaining Available Collections Released to Certificateholder			3,583,882.32

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,682,118.16
Beginning Period Amount	$4,682,118.16
Current Period Amortization	$322,985.38
Ending Period Required Amount	$4,359,132.78
Ending Period Amount	$4,359,132.78
Next Distribution Date Required Amount	$4,050,537.91

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%

	Beginning	Ending	Target
Overcollateralization Amount	$44,053,716.63	$41,284,904.29	$41,284,904.29
Overcollateralization as a % of Adjusted Pool	15.60%	15.49%	15.49%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	34
30/360 Days	30
Actual/360 Days	28

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.28%	32,312	97.81%	$264,950,478.20
30 - 60 Days	1.39%	456	1.77%	$4,781,098.20
61 - 90 Days	0.25%	83	0.32%	$869,463.26
91 + Days	0.09%	28	0.10%	$277,312.24
		32,879		$270,878,351.90
Total
Delinquent Receivables 61 + days past due	0.34%	111	0.42%	$1,146,775.50
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.45%	152	0.59%	$1,690,168.52
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.43%	150	0.57%	$1,747,873.24
Three-Month Average Delinquency Ratio	0.40%		0.53%

Repossession in Current Period		25		$312,603.63
Repossession Inventory		52		$323,602.33

Charge-Offs
Gross Principal of Charge-Off for Current Period				$523,273.78
Recoveries				$(450,231.19)
Net Charge-offs for Current Period				$73,042.59

Beginning Pool Balance for Current Period				$287,023,122.08

Net Loss Ratio				0.31%
Net Loss Ratio for 1st Preceding Collection Period				0.52%
Net Loss Ratio for 2nd Preceding Collection Period				0.95%
Three-Month Average Net Loss Ratio for Current Period				0.59%

Cumulative Net Losses for All Periods				$10,814,669.27
Cumulative Net Losses as a % of Initial Pool Balance				0.99%

Principal Balance of Extensions				$1,074,667.71
Number of Extensions				90

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